General And Administrative - Schedule Of General And Administrative Expense (Detail) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees' compensation	$ 0		$ 32,088		$ 150,099	$ (736)	$ 31,206
Total	808,766		327,943		2,509,859	1,233,876	1,739,815
General and Administrative Expense [Member]
Employees' compensation	540,465		149,267		1,346,317	783,023	1,155,199
Outsourced service	219,874	[1]	54,712	[1]	504,108	287,584	235,024
Other Expenses	27,582		85,843		523,089	76,488	110,346
Travel & entertainment	20,845		1,000		19,646	33,362	146,890
Depreciation/amortization	0		35,414		107,138	14,058	23,004
Short-term leasing arrangements	$ 0	[2]	$ 1,707	[2]	$ 9,561	$ 39,361	$ 69,352

[1]	Out of $219,874, 2022 Outsourced Service, $128,060 was charged from related parties under SSA contract (refer to footnote 4).
[2]	As a result of the change in the carve-out methodology from management approach to legal entity approach, certain expenses carved-out from ERJ or EAH are no longer presented in these unaudited condensed consolidated financial statements. As of March 31, 2022, Eve does not have recognized lease agreements. Refer to Note 3 and Note 13 for further information.